Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Comprehensive Income [Abstract]
Profit for the year Other comprehensive income (OCI)	R$ 175,073	R$ 193,670	R$ 155,084
Items that are or may be reclassified subsequently to profit or (loss)	(1,072)	(5,155)	111
Fair value through other comprehensive income (FVOCI)
- Adjustment to fair value	(2,771)	(10,005)	640
- Tax effects	1,247	4,502	(288)
Foreign operations - foreign currency translation differences	452	348	(241)
Total comprehensive income for the year	R$ 174,001	R$ 188,515	R$ 155,195